OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Deferred charter revenue	$ 32,401	$ 34,626
Other current liabilities	4,254	2,639
Total	$ 36,655	$ 37,265